INCOME TAXES (Reconciliation of the Statutory Federal Income Tax Rate) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Expense (Benefit), Continuing Operations, Income Tax Reconciliation [Abstract]
Tax computed at the statutory rate									$ 2,326	$ 1,741	$ 3,472
State income taxes, net of federal benefit									152	(59)	393
Non-vested stock expense										(54)
Taxing authority settlement										809
Foreign rate differential									(2,405)	(4,246)
Capitalized transaction costs
Adjustment to investment basis
Extinguishment of debt											818
Noncontrolling interest and other									(880)	(385)	(956)
Other									197	180
Valuation allowance									402
(Benefit from) provision for income taxes	$ 4,913	$ (2,500)	$ (1,138)	$ (1,483)	$ 148	$ (2,997)	$ 172	$ 663	$ (208)	$ (2,014)	$ 3,727